Equity Award Plan - Schedule of Activity for Share Available of Grant and Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Share Available for Grant [Roll Forward]
Beginning balance, shares available for grant	4,107	207	5,271
Additional shares authorized (shares)	20,413	16,308	2,858
Restricted stock units granted (shares)	(1,949)	(2,335)
Restricted stock unit forfeited (shares)	173
Repurchases (shares)		24
Options granted (shares)	(13,182)	(11,341)	(8,089)
Options cancelled (shares)	1,453	1,244	167
Ending balance, shares available for grant	11,015	4,107	207	5,271
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, options outstanding (shares)	17,336	14,711	7,605
Options granted (shares)	13,182	11,341	8,089
Options exercised (shares)	(6,222)	(7,472)	(816)
Options cancelled (shares)	(1,453)	(1,244)	(167)
Options assumed in acquisition (shares)	4,579
Ending balance, options outstanding (shares)	27,422	17,336	14,711	7,605
Option vested and expected to vest (shares)	25,905
Option exercisable (shares)	8,673
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance, weighted average exercise price (usd per share)	$ 0.98	$ 0.42	$ 0.07
Options granted, weighted average exercise price (usd per share)	$ 9.57	$ 1.92	$ 0.72
Options exercised, weighted average exercise price (usd per share)	$ 0.88	$ 1.27	$ 0.22
Options cancelled, weighted average exercise price (usd per share)	$ 3.60	$ 1.06	$ 0.37
Options assumed in acquisition, weighted average exercise price (usd per share)	$ 5.93
Ending balance, weighted average exercise price (usd per share)	$ 5.82	$ 0.98	$ 0.42	$ 0.07
Option vested and expected to vest, weighted average exercise price (usd per share)	$ 5.64
Option exercisable, weighted average exercise price (usd per share)	$ 1.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate intrinsic value of options exercised	$ 41,599	$ 6,682	$ 547
Options outstanding, aggregate intrinsic value	1,036,224	77,250	11,227	12
Option exercisable, aggregate intrinsic value	$ 364,420
Weighted average grant date fair value (usd per share)	$ 5.71	$ 1.35	$ 0.44
Options outstanding, weighted average contractual life	8 years 3 months 18 days	8 years 3 months 18 days	8 years 7 months 6 days	8 years 8 months 12 days
Option vested and expected to vest, weighted average contractual life	8 years 2 months 12 days
Option exercisable, weighted average contractual life	6 years 8 months 12 days